Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule Of Information Related To Operating Leases

	For the year ended December 31, 2022
	RMB	US$
Cash payments for operating leases	20,273	2,940
ROU assets obtained in exchange for operating lease liabilities	28,688	4,159

Schedule Of Future Lease Payments Under Operating Leases
Future lease payments uner operating lease as of
December
31, 2022 were as follows:

	Operating lease
	RMB	US$
Year ending December 31,
2023	18,726	2,715
2024	6,201	899
2025	975	141
Thereafter	—	—

Total future lease payments	25,902	3,755
Less: Imputed interest	810	117

Total lease liability balance	25,092	3,638